CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 408,380	$ (171,611)	$ (1,034,593)	$ (700,925)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned and unrealized loss on marketable securities held in Trust Account		(189,160)
Interest earned and unrealized loss on marketable securities held in Trust Account			(372,050)	(1,566,410)
Change in fair value of derivative liability - Forward Purchase Agreement	(665,116)	(43,101)	235,095
Changes in operating assets and liabilities:
Prepaid expenses and other assets	9,338	13,633	276,738	(286,076)
Accounts payable, accrued expenses and income tax payable	119,005	149,264	269,726	1,074,179
Income Tax Payable	12,500		(177,915)
Franchise tax payable	4,500	(152,200)	(141,953)	160,800
Interest on loan payable	3,750		4,222
Net cash used in operating activities	(107,643)	(393,175)	(940,730)	(1,318,432)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited to Trust Account		(30,000)	(60,100)	(116,150,000)
Cash withdrawn from Trust Account in connection with redemption	327,375	109,436,586	114,329,594
Net cash provided by investing activities	327,375	109,406,586	114,269,494	(115,625,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from initial public offering, net of underwriters' discount				114,500,000
Proceeds from private placement				3,760,000
Proceeds from Loans outstanding	100,000		200,000
Redemption of Common Stock	(327,375)	(109,436,586)	(114,329,594)
Payment of Sponsor loan				(80,000)
Payment of offering costs				(431,000)
Net cash used in financing activities	(227,375)	(109,436,586)	(114,129,594)	117,749,000
NET CHANGE IN CASH	(7,643)	(423,175)	(800,830)	805,568
CASH, BEGINNING OF PERIOD	8,651	809,481	809,481	3,913
CASH, END OF PERIOD	1,008	386,306	8,651	809,481
Supplemental disclosure of cash flow information:
Cash paid for income taxes			250,739
Supplemental disclosure of noncash activities:
Accrual of amount to be funded by Sponsor for overwithdrawal of Trust Account			99,961
Issuance of Forward Purchase Agreement		430,021	430,021
Excise tax liability arising from redemption of shares	3,274	1,094,366	1,143,296
Accretion of common stock subject to redemption value		$ 170,661	$ 337,983	$ 6,862,708
Reduction of common stock subject to redemption value due to tax	$ (17,000)